Debt securities - Credit rating classified as Other (Details) - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Financial investments
Debt securities	[1]	£ 175,356	£ 171,374
Other
Financial investments
Debt securities		26,338	23,371
Operating segments | US
Financial investments
Debt securities		41,594	35,378
Operating segments | UK and Europe
Financial investments
Debt securities		85,956	92,707
Operating segments | UK and Europe | Other
Financial investments
Debt securities		14,997	13,571
Operating segments | UK and Europe | Internal rating AAA to A- | Other
Financial investments
Debt securities		8,150	7,994
Operating segments | UK and Europe | Internal rating BBB to B- | Other
Financial investments
Debt securities		3,034	3,141
Operating segments | UK and Europe | Internal rating Below B- or unrated | Other
Financial investments
Debt securities		3,813	2,436
Operating segments | Non-linked shareholder-backed | Asia insurance operations
Financial investments
Debt securities		14,583	13,043
Operating segments | Non-linked shareholder-backed | Asia insurance operations | Other
Financial investments
Debt securities		1,144	1,053
Operating segments | Non-linked shareholder-backed | Asia insurance operations | Government bonds | Other
Financial investments
Debt securities		36	25
Operating segments | Non-linked shareholder-backed | Asia insurance operations | Corporate bonds | Other
Financial investments
Debt securities		978	959
Operating segments | Non-linked shareholder-backed | Asia insurance operations | Other securities | Other
Financial investments
Debt securities		130	69
Operating segments | Non-linked shareholder-backed | US
Financial investments
Debt securities		41,594	35,378
Operating segments | Non-linked shareholder-backed | US | Other
Financial investments
Debt securities		7,161	5,769
Operating segments | Non-linked shareholder-backed | US | NAIC 1 | Other
Financial investments
Debt securities		5,006	3,918
Operating segments | Non-linked shareholder-backed | US | NAIC 2 | Other
Financial investments
Debt securities		2,118	1,794
Operating segments | Non-linked shareholder-backed | US | NAIC 3-6 | Other
Financial investments
Debt securities		37	57
Operating segments | Non-linked shareholder-backed | US | Mortgage-backed securities | Other
Financial investments
Debt securities		2,152
Operating segments | Non-linked shareholder-backed | US | Mortgage-backed securities | Investment grade | Other
Financial investments
Debt securities		1,947
Operating segments | Non-linked shareholder-backed | US | Mortgage-backed securities | NAIC 1 | Other
Financial investments
Debt securities		2,148
Operating segments | Non-linked shareholder-backed | US | Mortgage-backed securities | NAIC 2 | Other
Financial investments
Debt securities		2
Operating segments | Non-linked shareholder-backed | US | Mortgage-backed securities | NAIC 3-6 | Other
Financial investments
Debt securities		2
Operating segments | Non-linked shareholder-backed | US | Other securities | Other
Financial investments
Debt securities		5,009
Operating segments | Non-linked shareholder-backed | US | Other securities | NAIC 1 | Other
Financial investments
Debt securities		2,858
Operating segments | Non-linked shareholder-backed | US | Other securities | NAIC 2 | Other
Financial investments
Debt securities		2,116
Operating segments | Non-linked shareholder-backed | US | Other securities | NAIC 1 or 2 | Other
Financial investments
Debt securities		4,974
Operating segments | Non-linked shareholder-backed | US | Other securities | NAIC 3-6 | Other
Financial investments
Debt securities		35
Operating segments | Non-linked shareholder-backed | UK and Europe
Financial investments
Debt securities		21,646	35,335
Operating segments | Non-linked shareholder-backed | UK and Europe | Other
Financial investments
Debt securities		5,902	6,062
Operating segments | With-profits | Asia insurance operations
Financial investments
Debt securities		27,204	24,432
Operating segments | With-profits | Asia insurance operations | Other
Financial investments
Debt securities		2,303	2,397
Operating segments | With-profits | UK and Europe
Financial investments
Debt securities		53,798	50,661
Operating segments | With-profits | UK and Europe | Other
Financial investments
Debt securities		£ 8,194	£ 7,392

[1]	Included within equity securities and portfolio holdings in unit trusts, debt securities and other investments are £8,278 million (31 December 2017: £8,232 million) of lent securities and assets subject to repurchase agreements.